Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt

21 Debt

Accounting policy

Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

21 Debt (continued)

	2022			2023
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	102	-	102	220	-	220
Term debt	-	3,641	3,641	606	2,940	3,546
Lease liabilities	67	115	182	57	84	141
Term debt in fair value hedging relationships	576	1,978	2,554	430	2,041	2,471
Term debt previously in fair value hedging relationships	125	126	251	-	119	119
Total	870	5,860	6,730	1,313	5,184	6,497

The total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) is £3,610m (2022: £3,451m). The total fair value of term debt in fair value hedging relationships is £2,576m (2022: £2,688m). The total fair value of term debt previously in fair value hedging relationships is £122m (2022: £257m).

RELX PLC has given guarantees in respect of certain long-term and short-term borrowings issued by subsidiaries. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly owned finance subsidiary of RELX PLC, which have been registered with the US Securities and Exchange Commission. RELX PLC has fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC.

Analysis by year of repayment

	2022				2023
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
Within 1 year	102	701	67	870	220	1,036	57	1,313
Within 1 to 2 years	-	1,045	24	1,069	-	620	19	639
Within 2 to 3 years	-	623	25	648	-	647	18	665
Within 3 to 4 years	-	660	24	684	-	432	17	449
Within 4 to 5 years	-	595	17	612	-	689	9	698
After 5 years	-	2,822	25	2,847	-	2,712	21	2,733
After 1 year	-	5,745	115	5,860	-	5,100	84	5,184
Total	102	6,446	182	6,730	220	6,136	141	6,497

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2023 by a $3.0bn (£2.3bn) committed bank facility maturing in 2026. The committed bank facility was undrawn.

In June 2023, €750m of euro denominated term debt was issued with a coupon of 3.75% and a maturity of eight years.

Analysis by currency

	2022				2023
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
US dollar	2	3,160	65	3,227	188	2,234	37	2,459
Pound sterling	-	-	40	40	-	-	29	29
Euro	-	3,286	57	3,343	24	3,902	47	3,973
Other currencies	100	-	20	120	8	-	28	36
Total	102	6,446	182	6,730	220	6,136	141	6,497

Included in the US dollar amounts for term debt above is £501m (2022: £498m) of debt denominated in euros (€600m) (2022: €600m) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2023, had a fair value of £23m (2022: £55m).